(Loss) per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net income/ (loss)	$ (16,550)	$ 861	$ (22,068)	$ (24,466)	$ (15,689)	$ (46,534)
Less:
Dividend declared on restricted shares	(65)		(35)		(131)	(71)
Undistributed loss attributable to Series C participating preferred shares	0		1,117		(13)	2,321
Net loss attributable to common stockholders, basic	(16,615)		(20,986)		(15,833)	(44,284)
Plus:
Dividend declared on restricted shares	0		0		0	0
Net loss attributable to common shareholders, diluted	$ (16,615)		$ (20,986)		$ (15,833)	$ (44,284)
Denominator:
Denominator for basic net loss per share - weighted average shares	13,510,361		9,615,261		13,414,547	9,758,558
Series A preferred stock	0		0		0	0
Restricted shares	0		0		0	0
Denominator for diluted net loss per share - adjusted weighted average shares	13,510,361		9,615,261		13,414,547	9,758,558
Net loss per share, basic and diluted	$ (1.23)		$ (2.18)		$ (1.18)	$ (4.54)